INVESTMENTS, DEBT AND DERIVATIVES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
At fair value	$ 0	$ 8
Fair value re-measurement of financial instruments	2	0		$ 0
Receivables from related parties	49	363	[1]
At amortized cost	170	457
Bonds
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	38	558
Loan Note Payable - VEON Amsterdam B.V.
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 59	$ 0
VEON Amsterdam B.V.
Disclosure of detailed information about financial instruments [line items]
Receivables from related parties					$ 32
VEON Ltd.
Disclosure of detailed information about financial instruments [line items]
Issued shares (in shares)		5,024,175
Number of ordinary shares purchased (in shares)	12,346,225
Purchase of financial assets measured at fair value through other comprehensive income, classified as investing activities	$ 22
Fair value re-measurement of financial instruments	2
Other financial assets - VEON Ltd. shares
Disclosure of detailed information about financial instruments [line items]
At fair value	0	$ 8
Indemnity receivable from VEON Amsterdam B.V.
Disclosure of detailed information about financial instruments [line items]
At amortized cost	40	0
Security deposits and cash collateral
Disclosure of detailed information about financial instruments [line items]
At amortized cost	119	64
Other investments
Disclosure of detailed information about financial instruments [line items]
At amortized cost	$ 0	$ 30
Average yield to maturity (as percent)	1.59%	2.79%

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation